FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

March 3, 2009

Filed Via EDGAR (CIK #0000856119)
Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.

Washington, D.C. 20549

     RE:     FRANKLIN VALUE INVESTORS TRUST

          File Nos. 033-31326 and 811-05878

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 26, 2009.

Sincerely yours,

FRANKLIN VALUE INVESTORS TRUST

/S/ DAVID P. GOSS
David P. Goss

Vice President

DPG:ac